FAIR VALUE OF FINANCIAL INSTRUMENTS (10K) (Detail Textuals) - USD ($) $ in Thousands, shares in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of common stock called by warrants		2.2	3.9
Fair values of Level 3 financial instrument		$ 3,739	$ 978
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of common stock called by warrants		2.2	3.9
Valuation method used to determine fair value	proprietary valuation models	proprietary valuation models
Fair values of Level 3 financial instrument		$ 3,739	$ 978